OPERATING LEASES - Supplemental cash flow information related to operating leases (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
OPERATING LEASES
Cash payments for amounts included in measurement of liabilities	¥ 22,259	¥ 36,890	¥ 49,864
New operating lease assets obtained in exchange for operating lease liabilities	29,371	5,836	18,744
ROU modification due to early surrender	(29,645)	(11,873)	(3,154)
Lease liabilities modification due to early surrender	34,234	12,705	2,778
Operating Lease, Cost	22,207	35,973	50,537
Short-term Lease	¥ 10,003	¥ 9,031	¥ 9,256
Weighted average remaining lease term	10 months 24 days	1 year 8 months 12 days
Weighted average discount rate	4.80%	4.80%